FINANCE COSTS, NET	12 Months Ended
Dec. 31, 2025
Finance costs [Abstract]
Finance Costs, Net	■ Finance Costs, Net

For the years ended December 31	2025	2024
Interest expense[1]	$409	$452
Amortization of debt issue costs	1	1
Amortization of premium	(1)	(1)
Interest on lease liabilities	4	4
Loss on interest rate hedges	1	1
Interest capitalized[2]	(55)	(33)
Accretion	89	89
Finance income	(221)	(281)
Total	$227	$232
[1]Interest in the consolidated statements of cash flow is presented on a cash basis. In 2025, cash interest paid was $291 million (2024: $380 million).
[2]For the year ended December 31, 2025, the general capitalization rate was 6.00% (2024: 6.40%).